Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the company’s ordinary shareholders	$(7,394)	$(208)
Numerator for basic and diluted net loss per share calculation	$(7,394)	$(208)

Denominator:
Weighted average number of ordinary shares	102,155,588	102,009,359

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$-